Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 25, 2016
Document Effective Date	Feb. 28, 2016
Prospectus Date	Feb. 28, 2016
Huber Capital Equity Income Fund | Investor Class
Prospectus:
Trading Symbol	HULIX
Huber Capital Equity Income Fund | Institutional Class
Prospectus:
Trading Symbol	HULEX
Huber Capital Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	HUSIX
Huber Capital Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	HUSEX
Huber Capital Diversified Large Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	HUDIX
Huber Capital Diversified Large Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	HUDEX
Huber Capital Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	HUMDX
Huber Capital Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	HUMEX